Borrowing - Schedule of Long-term Borrowings Current Portion (Detail) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Debt Instrument [Line Items]
2026	¥ 2,118
2027	1,812
2028	991
2029	330
Total	¥ 5,251